Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The components of cash and cash equivalents are as follows:
	June 30, 2025	December 31, 2024
Cash and cash equivalents	10,997	4,797
Short-term investments	5,402	13,238
Total	16,399	18,035